Pro Forma Financial Information - Pro Forma Balance Sheet (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 892	$ 1,680	$ 576	$ 769	$ 16,120
Securities available-for-sale	1,898	601		4,230
Accounts receivable	56	16		46
Prepaid and other assets	2,028	2,087		2,023
Current assets held for sale	0	26,042		1,514
Total current assets	4,874	30,426		8,582
Property and equipment, net	444	455		37,073
Goodwill	500	500		500
Other long-term assets	19	169		169
Total assets	5,837	31,550		46,700
CURRENT LIABILITIES:
Accounts payable	519	791		298
Accrued and other liabilities	2,583	2,826		2,119
Notes payable	104	783		0
Current liabilities held for sale	0	10,638		2,237
Total current liabilities	3,206	15,038		4,654
Stockholders' Equity Attributable to Parent [Abstract]
Series A convertible preferred stock (par value $0.01 per share): Authorized 28,000,000 shares, issued 22,293,295 shares	0	23,501		25,850
Common stock (par value $0.01 per share); Authorized 300,000,000 shares, issued 6,972,023 shares	71	70		69
Treasury stock (at cost): 1,209,389 shares	(9,806)	(9,806)		(9,806)	(9,344)
Capital in excess of par value	104,547	94,069		93,386
Accumulated deficit	(97,599)	(96,234)		(81,006)
Accumulated other comprehensive income	5,418	4,912		5,302
Total stockholders' (deficit) equity	2,631	(6,989)		7,945	$ 45,917
Total liabilities, preferred stock and stockholders' (deficit) equity	5,837	31,550		46,700
Series A Convertible Preferred Stock
Stockholders' Equity Attributable to Parent [Abstract]
Series A convertible preferred stock (par value $0.01 per share): Authorized 28,000,000 shares, issued 22,293,295 shares	$ 0	23,501		$ 25,850
Exchange Transaction Pro Forma Adjustments
CURRENT ASSETS:
Cash and cash equivalents		433
Securities available-for-sale		0
Accounts receivable		0
Prepaid and other assets		0
Current assets held for sale		(24,929)
Total current assets		(24,496)
Property and equipment, net		0
Goodwill		0
Other long-term assets		(150)
Total assets		(24,646)
CURRENT LIABILITIES:
Accounts payable		0
Accrued and other liabilities		(174)
Notes payable		(625)
Current liabilities held for sale		(9,969)
Total current liabilities		(10,768)
Stockholders' Equity Attributable to Parent [Abstract]
Common stock (par value $0.01 per share); Authorized 300,000,000 shares, issued 6,972,023 shares		0
Treasury stock (at cost): 1,209,389 shares		0
Capital in excess of par value		9,623
Accumulated deficit		0
Accumulated other comprehensive income		0
Total stockholders' (deficit) equity		9,623
Total liabilities, preferred stock and stockholders' (deficit) equity		(24,646)
Exchange Transaction Pro Forma Adjustments | Series A Convertible Preferred Stock
Stockholders' Equity Attributable to Parent [Abstract]
Series A convertible preferred stock (par value $0.01 per share): Authorized 28,000,000 shares, issued 22,293,295 shares		(23,501)
Sale of Weald Basin Pro Forma Adjustments
CURRENT ASSETS:
Cash and cash equivalents		598
Securities available-for-sale		941
Accounts receivable		0
Prepaid and other assets		0
Current assets held for sale		(1,113)
Total current assets		426
Property and equipment, net		0
Goodwill		0
Other long-term assets		0
Total assets		426
CURRENT LIABILITIES:
Accounts payable		0
Accrued and other liabilities		0
Notes payable		0
Current liabilities held for sale		(669)
Total current liabilities		(669)
Stockholders' Equity Attributable to Parent [Abstract]
Common stock (par value $0.01 per share); Authorized 300,000,000 shares, issued 6,972,023 shares		0
Treasury stock (at cost): 1,209,389 shares		0
Capital in excess of par value		0
Accumulated deficit		1,095
Accumulated other comprehensive income		0
Total stockholders' (deficit) equity		1,095
Total liabilities, preferred stock and stockholders' (deficit) equity		426
Sale of Weald Basin Pro Forma Adjustments | Series A Convertible Preferred Stock
Stockholders' Equity Attributable to Parent [Abstract]
Series A convertible preferred stock (par value $0.01 per share): Authorized 28,000,000 shares, issued 22,293,295 shares		0
Pro forma
CURRENT ASSETS:
Cash and cash equivalents		2,711
Securities available-for-sale		1,542
Accounts receivable		16
Prepaid and other assets		2,087
Current assets held for sale		0
Total current assets		6,356
Property and equipment, net		455
Goodwill		500
Other long-term assets		19
Total assets		7,330
CURRENT LIABILITIES:
Accounts payable		791
Accrued and other liabilities		2,652
Notes payable		158
Current liabilities held for sale		0
Total current liabilities		3,601
Stockholders' Equity Attributable to Parent [Abstract]
Common stock (par value $0.01 per share); Authorized 300,000,000 shares, issued 6,972,023 shares		70
Treasury stock (at cost): 1,209,389 shares		(9,806)
Capital in excess of par value		103,692
Accumulated deficit		(95,139)
Accumulated other comprehensive income		4,912
Total stockholders' (deficit) equity		3,729
Total liabilities, preferred stock and stockholders' (deficit) equity		7,330
Pro forma | Series A Convertible Preferred Stock
Stockholders' Equity Attributable to Parent [Abstract]
Series A convertible preferred stock (par value $0.01 per share): Authorized 28,000,000 shares, issued 22,293,295 shares		$ 0